BUSINESS COMBINATIONS - Consideration Transferred (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Total consideration	[1]	$ 253,691	$ 126,370	$ 144,503
Cash paid	[1]	286,695 [2]	172,445	$ 161,107
Other current financial liabilities		81,504	59,316
Other non-current financial liabilities		163,318	78,055
Other financial liabilities related to business combinations
Disclosure of detailed information about business combination [line items]
Other current financial liabilities		67,766	50,889
Other non-current financial liabilities		99,737	69,635
Cumulative 2022 Acquisitions
Disclosure of detailed information about business combination [line items]
Down payment		351,759
Working capital adjustment		505
Installment payment		39,659
Contingent consideration		59,062
Total consideration		450,985	$ 267,681
Cash paid		$ 286,695
Number of instruments or interests issued or issuable (in shares) | shares		65,064,000
Cumulative 2022 Acquisitions | Installment Payment
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable (in shares) | shares		37,005,000
Cumulative 2022 Acquisitions | Other financial liabilities related to business combinations
Disclosure of detailed information about business combination [line items]
Other current financial liabilities		$ 11,463
Other non-current financial liabilities		47,599
Pentalog
Disclosure of detailed information about business combination [line items]
Cash paid		$ 139,564
Number of instruments or interests issued or issuable (in shares) | shares		32,320,000
Pentalog | Installment Payment
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable (in shares) | shares		10,066

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)
[2]	As of December 31, 2022, the Company issued 135,096, common shares for a total amount of 25,531, according to the subscription agreement included in the stock purchase.